Organization	12 Months Ended
Jun. 30, 2025
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

Idea Tech Holding Limited. (“Idea Tech Cayman”) and its consolidated subsidiaries (collectively referred to as the “Company”, or the “Group”) are primarily engaged in selling programmable drones and accessories and providing related training courses in Hong Kong.

Idea Tech Cayman is a holding company incorporated in the Cayman Islands on July 15, 2024, under the Cayman Islands Act as an exempted company with limited liability. Idea Tech Cayman has no substantive operations other than conducting its business through its Hong Kong operating entity Ask Idea (Hong Kong) Limited (“Ask Idea”).

Reorganization

For the purpose of the Company’s initial listing of its ordinary shares (the “IPO”), the Company has performed a series of reorganization transactions (the “Reorganization”) as described below:

Prior to the Reorganization as described below, our Company historically conducted our business through Ask Idea, a company incorporated under the laws of Hong Kong. EDU Blockchain Limited is ultimately controlled by a group of individual shareholders (the “Controlling Shareholders”).

As part of the Reorganization, Idea Tech Cayman was incorporated under the laws of the Cayman Islands as a limited company on July 15, 2024 as a holding company, for purposes of effectuating this Offering. Idea Tech Cayman is a holding company and is currently not actively engaging in any business.

On September 12, 2024, Idea Tech Limited (“Idea Tech HK”) was incorporated under the laws of Hong Kong. On the date of its incorporation, one (1) ordinary share was allotted and issued to Idea Tech Cayman, and Idea Tech HK became wholly owned by Idea Tech Cayman.

On September 20, 2024, EDU Blockchain Limited, the sole shareholder of Ask Idea, transferred 10,000 ordinary shares, representing 100% ownership of Ask Idea, to Idea Tech HK for a consideration of HKD1.00, and Ask Idea became wholly owned by Idea Tech HK.

After completing the Reorganization, Ask Idea became indirectly wholly owned by Idea Tech Cayman through the intermediate holding company Idea Tech HK. The following diagram illustrates the legal entity ownership structure of Idea Tech Cayman and its subsidiaries as of September 20, 2024.

As a result of the fact that Idea Tech Cayman and its subsidiaries were effectively controlled by the same group of shareholders immediately before and after the reorganization completed in September 2024, as described above, the reorganization was accounted for as a recapitalization. As a result, the Company’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

As of the issuance date of this report, the details of subsidiaries are as follows. All subsidiaries are owned by Idea Tech Cayman through equity investment. We do not have a variable interest entity structure.

Name	Background	Ownership	Principal activities
Idea Tech Limited (“Idea Tech HK”)	A Hong Kong company, incorporated on September 12, 2024	Wholly-owned by the Company	Investment holding
Ask Idea (Hong Kong) Limited (“Ask Idea”)	A Hong Kong company, incorporated on August 14, 2018	Wholly-owned by Idea Tech HK	Provision of innovative training programs and high-quality educational products